Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Time Deposits By Maturity Date

Time deposits at December 31, 2016, mature as follows:

	Time Deposits
(Dollars in thousands)	Less than $250,000	$250,000 or more
Maturing in 2017	$64,993	$16,760
Maturing in 2018	35,238	5,360
Maturing in 2019	20,094	3,209
Maturing in 2020	20,997	950
Maturing in 2021	13,953	303
Maturing thereafter	738	—

	$156,013	$26,582